Fathom OpCo Predecessor Period Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair value of the assets acquired and liabilities assumed in connection with the acquisition:

Total
Assets acquired:
Cash and cash equivalents	$9,577
Accounts receivable, net	25,010
Inventory	12,825
Prepaid expenses	2,336
Other current assets	836
Property and equipment, net	44,397
Goodwill	1,189,464
Intangible assets	270,000
Other assets	2,200

Total assets acquired	1,556,645

Liabilities assumed:
Accounts payable	9,808
Taxes payable	71
Accrued expenses	4,860
Current portion—long-term debt	152,000
Deferred revenue	651
Other current liabilities	4,504
Other long-term liabilities	20,531

Total liabilities assumed	192,425

Net identifiable assets acquired	$1,364,220

Summary of Intangible Assets Acquired in Acquisition

Identifiable Intangible Assets	Provisional fair value	Provisional useful life (in years)
Trade name	$70,000	15
Customer relationships	180,000	19
Developed software	4,300	5
Developed technology	15,700	5

	$270,000

Incodema And Newchem LLC | Incodema LLC [Member]
Business Acquisition [Line Items]
Summary of Total Purchase Consideration Transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

	Incodema	Newchem	Total
Consideration
Cash	$30,948	$6,320	$37,268
Equity instruments	920	183	1,103
Contingent consideration	8,696	—	8,696

Fair value of total consideration transferred	$40,564	$6,503	$47,067

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Incodema and Newchem:

	Acquisition Date Fair Value
	Incodema	Newchem
Recogniz-ed amounts of identifiable assets acquired and liabilities assumed
Cash	$63	$69
Accounts receivable, net	2,370	741
Inventory	735	487
Other current assets	3	1
Prepaid expenses	77	8
Fixed assets, net	2,277	1,949
Intangible assets	19,300	2,800

Total assets acquired	24,825	6,055

Accounts payable	324	223
Accrued expenses	110	35
Other current liabilities	286	61

Total liabilities assumed	720	319

Total identifiable net assets	24,105	5,736

Goodwill	$16,459	$767

Summary of Intangible Assets Acquired in Acquisition
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value - Incodema	Estimated Life (Years)
Trade name	$2,700	15
Customer relationships	11,500	9
Developed software	5,100	5

Total intangible assets	$19,300

	Acquisition Date Fair Value - Newchem	Estimated Life (Years)
Trade name	$300	5
Customer relationships	2,500	16

Total intangible assets	$2,800

Summary of Revenue and Net (Loss) Since Acquisition
The amounts of revenue and net (loss) of Incodema since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$6,900
Net (loss)	$(1,085)

The amounts of revenue and net income of Newchem since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$2,369
Net income	$184

Daholquist Machine
Business Acquisition [Line Items]
Summary of Total Purchase Consideration Transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$16,098
Equity instruments	368
Contingent consideration	1,166

Fair value of total consideration transferred	$17,632

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Dahlquist:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$357
Accounts receivable, net	1,215
Inventory	1,597
Indemnification asset - PPP loan	518
Prepaid expenses	8
Fixed assets, net	3,753
Intangible assets	8,300

Total assets acquired	15,748

Accounts payable	68
Paycheck Protection Program (PPP) loan	518
Accrued expenses	475

Total liabilities assumed	1,061

Total identifiable net assets	14,687

Goodwill	$2,945

Summary of Intangible Assets Acquired in Acquisition
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$500	5
Customer relationships	7,800	14

Total intangible assets	$8,300

Summary of Revenue and Net (Loss) Since Acquisition
The amounts of revenue and net (loss) of Dahlquist since the acquisition date included in the 2020 Predecessor Period consolidated statement of comprehensive loss was a follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$310
Net (loss)	$(940)

Majestic Metals, LLC [Member]
Business Acquisition [Line Items]
Summary of Total Purchase Consideration Transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$33,557
Equity instruments	1,471

Fair value of total consideration transferred	$35,028

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$(1)
Accounts receivable, net	2,646
Inventory	1,184
Other current assets	30
Prepaid expenses	201
Fixed assets, net	4,229
Intangible assets	20,100

Total assets acquired	28,389

Accounts payable	244
Accrued expenses	231
Other current liabilities	644

Total liabilities assumed	1,119

Total identifiable net assets	27,270

Goodwill	$7,758

Summary of Intangible Assets Acquired in Acquisition
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,500	5
Customer relationships	18,600	16

Total intangible assets	$20,100

Summary of Revenue and Net (Loss) Since Acquisition
The amounts of revenue and net (loss) of Majestic since the acquisition date included in the 2020 Predecessor Period statement of comprehensive loss for the reporting periods are as follows:

Period From January 1 - December 31, 2020 (Predecessor)
Revenue	$911
Net (loss)	$(1,129)

Summit [Member]
Business Acquisition [Line Items]
Summary of Total Purchase Consideration Transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$10,875

Fair value of total consideration transferred	$10,875

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Summit:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$40
Accounts receivable, net	627
Inventory	339
Fixed assets, net	4,371
Intangible assets	5,000

Total assets acquired	10,377

Accounts payable	40
Deferred revenue	776
Other current liabilities	1,418

Total liabilities assumed	2,234

Total identifiable net assets	8,143

Goodwill	$2,732

Summary of Intangible Assets Acquired in Acquisition
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$400	5
Customer relationships	4,600	11

Total intangible assets	$5,000

Summary of Revenue and Net (Loss) Since Acquisition
The amounts of revenue and net loss of Summit since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Predecessor Period are as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$6,748
Net (loss)	$(370)

P P C [Member]
Business Acquisition [Line Items]
Summary of Total Purchase Consideration Transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$25,721

Fair value of total consideration transferred	$25,721

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of PPC:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$162
Accounts receivable, net	899
Inventory	480
Fixed assets, net	2,413
Intangible assets	14,200

Total assets acquired	18,154

Accounts payable	148
Accrued expenses	79

Total liabilities assumed	227

Total identifiable net assets	17,927

Goodwill	$7,794

Summary of Intangible Assets Acquired in Acquisition
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$1,100	5
Customer relationships	13,100	17

Total intangible assets	$14,200

Summary of Revenue and Net (Loss) Since Acquisition
The amounts of revenue and net loss of PPC since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Successor Period is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$6,993
Net (loss)	$(34)

Centex and Laser [Member] | Incodema Holdings LLC
Business Acquisition [Line Items]
Summary of Total Purchase Consideration Transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

	Centex	Laser	Total
Consideration
Cash	$11,774	$6,946	$18,720

Fair value of total consideration transferred	$11,774	$6,946	$18,720

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Centex and Laser:

	Acquisition Date Fair Value
	Centex	Laser
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$—	$68
Accounts receivable, net	1,775	900
Inventory	524	622
Prepaid expenses	108	1
Fixed assets, net	1,787	760
Intangible assets	6,243	3,557
Other assets	1	2

Total assets acquired	10,438	5,910

Accounts payable	252	568
Paycheck Protection Program (PPP) loan	649	—
Accrued expenses	271	27
Other current liabilities	23	44
Other noncurrent liabilities	1,234	703

Total liabilities assumed	2,429	1,342

Total identifiable net assets	8,009	4,568

Goodwill	$3,765	$2,378

Summary of Intangible Assets Acquired in Acquisition
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value – Centex	Estimated Life (Years)
Trade name	$510	5
Customer relationships	5,733	17

Total intangible assets	$6,243

	Acquisition Date Fair Value – Laser	Estimated Life (Years)
Trade name	$290	5
Customer relationships	3,267	17

Total intangible assets	$3,557

Summary of Revenue and Net (Loss) Since Acquisition
The amounts of revenue and net loss of Centex and Laser since the acquisition date included in the consolidated statements of comprehensive loss for the 2021 Predecessor Period and is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$9,642
Net (loss)	$(98)

Micropulse West [Member] | Incodema Holdings LLC
Business Acquisition [Line Items]
Summary of Total Purchase Consideration Transferred
The transaction was accounted for using the acquisition method of accounting and the fair value of the total purchase consideration transferred consisted of the following:

Total
Consideration
Cash	$12,452
Contingent consideration	1,295

Fair value of total consideration transferred	$13,747

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table sets forth the fair values of the assets acquired and liabilities assumed in connection with the acquisition of Micropulse West:

Total
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash	$70
Accounts receivable, net	866
Inventory	333
Other current assets	10
Fixed assets, net	2,490
Intangible assets	7,000

Total assets acquired	10,769

Accounts payable	139
Accrued expenses	13
Other current liabilities	99

Total liabilities assumed	251

Total identifiable net assets	10,518

Goodwill	$3,229

Summary of Intangible Assets Acquired in Acquisition
Below is a summary of the intangible assets acquired in the acquisition:

	Acquisition Date Fair Value	Estimated Life (Years)
Trade name	$600	5
Customer relationships	6,400	17

Total intangible assets	$7,000

Summary of Revenue and Net (Loss) Since Acquisition
The amounts of revenue and net loss of Micropulse West since the acquisition date included in the 2021 Predecessor Period consolidated statement of comprehensive loss is as follows:

Period From January 1 - December 22, 2021 (Predecessor)
Revenue	$4,614
Net (loss)	$(115)